Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GOVERNMENT INCOME TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Income FundA Portfolio of Federated Hermes Government Income TrustINSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 20231. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Institutional Shares (IS) and Service Shares (SS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISSSManagement Fee0.40%0.40%Distribution (12b-1) FeeNoneNoneOther Expenses0.36%[1]0.61%Total Annual Fund Operating Expenses0.76%[1]1.01%Fee Waivers and/or Expense Reimbursements[2](0.12)%[1](0.17)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]0.64%0.84%1Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to the removal of the Shareholder Services Fee on the IS class.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after voluntary waivers and/or reimbursements) will not exceed 0.63% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$78$243$422$942SS$103$322$558$1,2362. In the Prospectus section “Payments to Financial Intermediaries,” please delete the section “Rule 12b-1 Fees, SS Class.”3. In the Prospectus section “Payments to Financial Intermediaries,” please delete the sections “Service Fees” and “Account Administration Fees” in their entirety and replace them with the following:“SERVICE FEESThe SS Class may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.ACCOUNT ADMINISTRATION FEESThe SS Class may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.”4. Under the Prospectus section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table for the Institutional Shares in its entirety with the following:FEDERATED HERMES GOVERNMENT INCOME FUND–INSTITUTIONAL SHARESANNUAL EXPENSE RATIO: 0.76%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$77.61$10,424.002$10,424.00$521.20$10,945.20$80.90$10,865.983$10,865.98$543.30$11,409.28$84.33$11,326.704$11,326.70$566.34$11,893.04$87.91$11,806.955$11,806.95$590.35$12,397.30$91.64$12,307.566$12,307.56$615.38$12,922.94$95.52$12,829.407$12,829.40$641.47$13,470.87$99.57$13,373.378$13,373.37$668.67$14,042.04$103.79$13,940.409$13,940.40$697.02$14,637.42$108.19$14,531.4710$14,531.47$726.57$15,258.04$112.78$15,147.60Cumulative$6,070.30$942.245. In the Statement of Additional Information section “How is the Fund Sold?” please delete the section “Rule 12b-1 Plan (Service Shares).”February 16, 2024Federated Hermes Government Income Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456322 (2/24)© 2024 Federated Hermes, Inc.
Federated Hermes Government Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Government Income FundA Portfolio of Federated Hermes Government Income TrustINSTITUTIONAL SHARES (TICKER FICMX)
SERVICE SHARES (TICKER FITSX)SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 20231. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Institutional Shares (IS) and Service Shares (SS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)ISSSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneExchange FeeNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ISSSManagement Fee0.40%0.40%Distribution (12b-1) FeeNoneNoneOther Expenses0.36%[1]0.61%Total Annual Fund Operating Expenses0.76%[1]1.01%Fee Waivers and/or Expense Reimbursements[2](0.12)%[1](0.17)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]0.64%0.84%1Other Expenses, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to the removal of the Shareholder Services Fee on the IS class.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS and SS classes (after voluntary waivers and/or reimbursements) will not exceed 0.63% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsIS$78$243$422$942SS$103$322$558$1,2362. In the Prospectus section “Payments to Financial Intermediaries,” please delete the section “Rule 12b-1 Fees, SS Class.”3. In the Prospectus section “Payments to Financial Intermediaries,” please delete the sections “Service Fees” and “Account Administration Fees” in their entirety and replace them with the following:“SERVICE FEESThe SS Class may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Hermes, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated Hermes. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.ACCOUNT ADMINISTRATION FEESThe SS Class may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.”4. Under the Prospectus section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table for the Institutional Shares in its entirety with the following:FEDERATED HERMES GOVERNMENT INCOME FUND–INSTITUTIONAL SHARESANNUAL EXPENSE RATIO: 0.76%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$77.61$10,424.002$10,424.00$521.20$10,945.20$80.90$10,865.983$10,865.98$543.30$11,409.28$84.33$11,326.704$11,326.70$566.34$11,893.04$87.91$11,806.955$11,806.95$590.35$12,397.30$91.64$12,307.566$12,307.56$615.38$12,922.94$95.52$12,829.407$12,829.40$641.47$13,470.87$99.57$13,373.378$13,373.37$668.67$14,042.04$103.79$13,940.409$13,940.40$697.02$14,637.42$108.19$14,531.4710$14,531.47$726.57$15,258.04$112.78$15,147.60Cumulative$6,070.30$942.245. In the Statement of Additional Information section “How is the Fund Sold?” please delete the section “Rule 12b-1 Plan (Service Shares).”February 16, 2024Federated Hermes Government Income Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456322 (2/24)© 2024 Federated Hermes, Inc.